Note 11 - Lease (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Operating Lease, Expense	$ 198	$ 106	$ 595	$ 316
UNITED STATES
Lessee, Operating Lease, Remaining Lease Term			4 years 109 days
CHINA
Lessee, Operating Lease, Remaining Lease Term			328 days